REVENUE (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Net revenue
Service revenue	¥ 1,591,860	¥ 1,003,015	¥ 653,591
Equipment sales	24,306	52,945	50,045
Net revenue	¥ 1,616,166	¥ 1,055,960	¥ 703,636